CONDENSED BALANCE SHEETS (Parenthetical) - CIK 0001839990 Artemis Strategic Investment Corp [Member] - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Ordinary shares, shares subject to possible redemption		20,125,000
Class A Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	380,000,000	380,000,000
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Class A common stock subject to redemption
Ordinary shares, shares subject to possible redemption	20,125,000	20,125,000
Ordinary shares, redemption value per share | $ / shares	$ 10.20	$ 10.20
Class B Common Stock
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	20,000,000	20,000,000
Common shares, shares issued	5,031,250	5,031,250
Common shares, shares outstanding	5,031,250	5,031,250